Fair Value of Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Jul. 31, 2026		Apr. 30, 2026		Oct. 31, 2025
Assets:
Precious metals		$ 5,908		$ 10,200		$ 5,156
Trading assets
Loans		6,450		6,537		8,487
Securities		154,667		149,705		140,844
Other		1,409		1,447		2,892
Derivative financial instruments
Derivative Financial Assets		50,531		46,709		46,531
Liabilities:
Deposits	[1]	1,006,015		981,489		966,279
Financial liabilities designated at fair value through profit or loss		52,864		48,629		47,165
Obligations related to securities sold short		39,971		38,064		38,104
Derivative financial instruments
Derivative Financial Liabilities		58,344		56,854		56,031
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	5,908		10,200		5,156
Trading assets
Assets		162,526		157,689		152,223
Investment securities
Investment securities		130,460	[3]	127,818	[3]	126,226	[4]
Derivative financial instruments
Derivative Financial Assets		50,531		46,709		46,531
Liabilities:
Deposits	[5]	464		448		335
Financial liabilities designated at fair value through profit or loss		52,864		48,629		47,165
Obligations related to securities sold short		39,971		38,064		38,104
Derivative financial instruments
Derivative Financial Liabilities		58,344		56,854		56,031
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		6,450		6,537		8,487
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		19,246		20,787		15,801
Investment securities
Investment securities		24,791	[3]	23,443	[3]	23,110	[4]
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		12,889		12,806		11,710
Investment securities
Investment securities		24,095	[3]	23,993	[3]	20,843	[4]
Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Trading assets
Securities		9,664		10,107		9,132
Investment securities
Investment securities		47,876	[3]	47,090	[3]	49,036	[4]
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		11,690		11,932		10,288
Investment securities
Investment securities		28,267	[3]	27,713	[3]	27,726	[4]
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		13,140		11,568		10,116
Investment securities
Investment securities		3,060	[3]	3,254	[3]	3,040	[4]
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		88,038		82,505		83,797
Investment securities
Investment securities		2,371	[3]	2,325	[3]	2,471	[4]
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		1,409		1,447		2,892
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		10,146		9,456		9,807
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		25,041		21,997		26,412
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		8,932		6,806		7,429
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		217		178		273
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		6,195		8,272		2,610
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17,646		17,415		17,189
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		23,943		21,489		25,793
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		11,388		10,950		10,114
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		20		21		26
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		5,347		6,979		2,909
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		132,717		121,894		120,116
Investment securities
Investment securities		89,436	[3]	79,855	[3]	81,047	[4]
Derivative financial instruments
Derivative Financial Assets		772		596		816
Liabilities:
Obligations related to securities sold short		37,355		33,715		34,864
Derivative financial instruments
Derivative Financial Liabilities		1,348		848		783
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		16,781		15,886		13,838
Investment securities
Investment securities		17,224	[3]	14,170	[3]	15,143	[4]
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		9,846		9,498		8,374
Investment securities
Investment securities		19,235	[3]	17,815	[3]	16,293	[4]
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Trading assets
Securities		9,658		10,107		9,132
Investment securities
Investment securities		41,020	[3]	41,153	[3]	42,300	[4]
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		1,112		713		1,837
Investment securities
Investment securities		10,876	[3]	6,445	[3]	7,099	[4]
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		7,439		3,352		3,523
Investment securities
Investment securities		904	[3]	192	[3]	116	[4]
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		87,881		82,338		83,412
Investment securities
Investment securities		177	[3]	80	[3]	96	[4]
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		772		596		816
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		1,348		848		783
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	5,908		10,200		5,156
Trading assets
Assets		29,651		35,632		32,094
Investment securities
Investment securities		39,064	[3]	46,044	[3]	43,101	[4]
Derivative financial instruments
Derivative Financial Assets		49,699		46,067		45,530
Liabilities:
Deposits	[5]	464		448		335
Financial liabilities designated at fair value through profit or loss		52,864		48,629		47,165
Obligations related to securities sold short		2,615		4,349		3,240
Derivative financial instruments
Derivative Financial Liabilities		56,966		55,966		55,183
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		6,300		6,391		8,486
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		2,465		4,901		1,963
Investment securities
Investment securities		7,567	[3]	9,273	[3]	7,967	[4]
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		3,043		3,308		3,336
Investment securities
Investment securities		4,860	[3]	6,178	[3]	4,550	[4]
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Trading assets
Securities		6
Investment securities
Investment securities		6,856	[3]	5,937	[3]	6,736	[4]
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		10,578		11,219		8,451
Investment securities
Investment securities		17,391	[3]	21,268	[3]	20,627	[4]
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		5,701		8,216		6,593
Investment securities
Investment securities		2,127	[3]	3,053	[3]	2,892	[4]
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		149		150		373
Investment securities
Investment securities		263	[3]	335	[3]	329	[4]
Level 2 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		1,409		1,447		2,892
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		10,146		9,456		9,804
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		25,040		21,996		26,411
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		8,135		6,181		6,452
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		195		169		269
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		6,183		8,265		2,594
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17,646		17,414		17,181
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		23,943		21,489		25,793
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		10,021		10,074		9,288
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17		19		24
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		5,339		6,970		2,897
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		158		163		13
Investment securities
Investment securities		1,960	[3]	1,919	[3]	2,078	[4]
Derivative financial instruments
Derivative Financial Assets		60		46		185
Liabilities:
Obligations related to securities sold short		1
Derivative financial instruments
Derivative Financial Liabilities		30		40		65
Level 3 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		150		146		1
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Investment securities
Investment securities		29	[3]	9	[3]	32	[4]
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		8		17		12
Investment securities
Investment securities		1,931	[3]	1,910	[3]	2,046	[4]
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets						3
Level 3 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		1		1		1
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		25		29		161
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		22		9		4
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		12		7		16
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities				1		8
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		19		28		43
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3		2		2
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		$ 8		$ 9		$ 12

[1]	Deposits denominated in U.S. dollars amount to $329,956 (April 30, 2026 – $317,453 ; October 31, 2025 – $297,065), deposits denominated in Chilean pesos amount to $21,091 (April 30, 2026 – $20,300; October 31, 2025 – $20,053), deposits denominated in Mexican pesos amount to $38,592 (April 30, 2026 – $36,731; October 31, 2025 – $35,941) and deposits denominated in other foreign currencies amount to $110,620 (April 30, 2026 – $109,608; October 31, 2025 – $117,530).
[2]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
[3]	Excludes debt investment securities measured at amortized cost of $0 (April 30, 2026 – $21,988).
[4]	Excludes debt investment securities measured at amortized cost of $23,722.
[5]	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.